Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of guarantees in favor of third parties
We have issued guarantees in favor of third parties as follows, which is the maximum potential future payment for each type of guarantee:

	Successor	Predecessor
(In $ millions)	December 31, 2018	December 31, 2017
Guarantees in favor of customers [1,2,3]	7	203
Guarantees in favor of banks [4]	165	698
Guarantees in favor of suppliers [1,3]	1	11
Total	173	912

(1)
Guarantees to Seadrill Partners - Within guarantees in favor of customers are guarantees provided on behalf of Seadrill Partners of $7 million (Predecessor 2017: $165 million). Guarantees in favor of suppliers includes guarantees on behalf of Seadrill Partners of $1 million (Predecessor 2017: $1 million). Refer to Note 30 - Related party transactions for more information.

(2)
Guarantees to SeaMex - Within guarantees in favor of customers are guarantees provided on behalf of SeaMex being nil for the Successor 2018 (Predecessor 2017: $30 million). Refer to Note 30 - Related party transactions for more information.

(3)
Guarantees to Archer - Within guarantees provided to customers are guarantees provided on behalf of Archer being nil for the Successor 2018 (Predecessor 2017: $8 million). Guarantees in favor of suppliers include guarantees on behalf of Archer being nil for the Successor 2018 (Predecessor 2017: GBP 7 million ($10 million)). Refer to Note 30 - Related party transactions for more information.

(4)
Guarantees to Seabras Sapura -Within guarantees in favor of banks are guarantees provided on behalf of Seabras Sapura Participacoes and Seabras Sapura Holdco totaling $165 million (Predecessor 2017: $698 million). Refer to Note 30 - Related party transactions for more information.